Furniture, Fixtures and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of furniture, fixtures, and equipment, net
Furniture, fixtures and equipment, net, consisted of the following (in thousands):

	December 31,
	2018	2017
Rental pool equipment	$16,386	$7,711
FF&E under the Ashford Trust ERFP Agreement	16,100	—
FF&E	9,342	7,862
Marine vessels	5,854	—
Leasehold improvements	1,022	804
Computer software	7,132	8,626
Total cost	55,836	25,003
Accumulated depreciation	(7,889)	(3,849)
Furniture, fixtures and equipment, net	$47,947	$21,154